PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2021
Property Plant And Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the followings:

	As of December 31,
	2020	2021
	RMB	RMB
Leasehold improvement	8,093	8,093
Motor vehicles	1,993	1,993
Electronic equipment	56,453	58,561
Office equipment & furniture	6,873	7,226
Software	1,407	1,407
Total costs	74,819	77,280
Less: accumulated depreciation and amortization	(55,370)	(68,180)
Property and equipment, net	19,449	9,100

For the years ended December 31, 2019, 2020 and 2021, depreciation expenses were RMB17,710, RMB20,483 and RMB13,077 respectively.